Share Capital	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHARE CAPITAL

8. SHARE CAPITAL

Ordinary shares

As of December 31, 2020, there were 48,043,788 ordinary shares issued and outstanding.

On January 5, 2021, the Company completed the sale of 262,082 ordinary shares at $4.50 per share for gross proceeds of $1,179,368 to eleven (11) non-US Persons. The exemption from registration was claimed under Regulation S under the Securities Act of 1933, as amended (the “Securities Act”) based on the representations and warranties contained in securities purchase agreements signed by all investors. The proceeds from the private placements were in the form of USDC.

On February 5 and March 12, 2021, the Company completed the sale of subordinated convertible notes in the principal amounts of $1,100,000 and $550,000, respectively, to Ionic Ventures LLC (“Ionic”), an accredited institutional investor pursuant to a Securities Purchase Agreement. On May 5, 2021, the convertible notes were automatically converted into 289,662 ordinary shares at $5.70 per share.

On May 5, 2021, the Company’s Form F-1 Registration Statement covering the resale of 6,412,500 ordinary shares was declared effective by the Securities and Exchange Commission (the “SEC”). The 6,412,500 ordinary shares consisted of 412,500 shares issuable to Ionic Ventures LLC (“Ionic”) upon the conversion of $1,650,000 principal amount of senior convertible notes, and 6,000,000 shares issuable to Ionic pursuant to a Purchase Agreement dated as of January 11, 2021. On the same date, the Company issued 279,662 ordinary shares at $5.70 per share to the holders of Convertible Notes to settle all outstanding Notes plus accrued interest.

During May 20, 2021 through August 3, 2021, the Company issued an aggregate of 6,000,000 ordinary shares to Ionic for gross proceeds of $36 million. The Company received net proceeds of $34,255,000 after deducting fees payable to broker-dealers and certain other transaction expenses, including fees and expenses of legal counsels in connection with the transactions. In connection with the financing activity with Ionic, the Company issued 15,000 ordinary shares as Filing Default Shares and 10,000 Effectiveness Default Shares. On August 19, 2021, the Company cancelled 27,806 ordinary shares redeemed from Ionic.

On May 6, 2021 and July 19, 20221, the Company issued 80,232 and 100,000 ordinary shares, respectively as compensation fees to certain service providers for marketing and promotion services and financial consulting services.

On July 30, 2021, the Company entered into an amended and restated Purchase Agreement with Ionic covering up to 20,000,000 ordinary shares issuable to Ionic. The Form F-3 Registration Statement filed on July 30, 2021 was declared effective by the SEC on February 7, 2022.

On August 10, the Company issued 200,000 ordinary shares to Ionic as a one-time waiver of the prohibition on Variable Rate Transactions contained in Section 5(m) of the Share Purchase Agreement with Ionic, resulting from the Company entering into an at the market offering agreement with H.C. Wainwright on July 15, 2021 and disclosing the same in the prospectus supplement portion of the Company’s registration statement (File No.: 333-257934) on Form F-3 on July 15, 2021.

On September 7, 2021, the Company cancelled 1,000,000 ordinary shares and issued 1,000,000 preferred shares to Geney Development Limited. See “Preferred Shares” below.

On September 29, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers signatory thereto (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a private offering (the “Private Placement”), an aggregate of $80,000,017 of securities, consisting of 13,490,728 ordinary shares of the Company, par value $.01 per share and warrants to purchase an aggregate of 10,118,046 ordinary shares at an exercise price of $7.91 per whole share (“Warrant”), at a combined purchase price of $5.93 per share and accompanying warrant (collectively, the “Securities”). Each Warrant is exercisable immediately and will expire three and one-half years after the effective date of a resale registration statement (the “Registration Statement”) to be filed. On October 4, 2021, the Company closed the Private Placement. Pursuant to the Registration Rights Agreement, the Company is subject to liquidated damages if the Registration Statement registering shares for resale is not declared effective by the SEC per the mutually agreed timeline. The monthly payment is calculated at 2% of gross proceeds, or $1,600,000. Pursuant to ASC 450-20, a liability for the contingent obligation under the registration rights agreement was recognized at inception since it is probable that a payment under the registration rights agreement would be required and the amount of payment can be reasonably estimated. On closing of the private placements, the Company accrued payables of three months of liquidated damages of $4,800,000. As of December 31, 2021, the Company paid liquidated damages of $3,200,000. On January 25, 2022, the Registration Statement was declared effective.

During the year ended December 31, 2021, the Company issued an aggregation of 2,253,217 ordinary shares to senior management, directors and consultants and withheld 115,514 ordinary shares from senior management for payment of employee withholding taxes.

During the year ended December 31, 2021, the Company issued an aggregation of 180,232 ordinary shares as compensation fees to certain service providers for marketing and promotion services and financial consulting services (Note 7).

As of December 31, 2021, there were 69,591,389 ordinary shares issued and outstanding.

Preferred shares

On May 26, 2021, the Company entered into a Share Exchange Agreement (the “Agreement”) with Geney Development Limited (“GDL”), a corporation formed under the laws of the British Virgin Islands. Geney is beneficially owned by Zhaohui Deng, the Company’s Chairman of the Board (70%) and Erke Huang, the Company’s Chief Financial Officer and a Director (30%), collectively referred to as the “Shareholders.” Under the Agreement, the Shareholders exchanged 1,000,000 ordinary shares, $.01 par value which GDL owned for 1,000,000 preference shares. The preference shares were authorized at the Company’s April 20, 2021, Annual General Meeting of Shareholders (“AGM”), pursuant to approval of an amendment to the Company’s authorized share capital and an amended and restated Memorandum and Articles of Association. At the AGM, the Company’s Shareholders approved the repurchase of the 1,000,000 ordinary shares held by GDL in consideration of the issuance of 1,000,000 preference shares. Subsequently, the Company entered into a Share Exchange Agreement pursuant to which the Company issued 1,000,000 preference shares in exchange for 1,000,000 ordinary shares.

The preference shares are entitled to the following preference features: 1) an annual dividend of 8% when declared by the Board of Directors; 2) a liquidation preference of $10.00 per share; 3) convert on a one for one basis for ordinary shares, subject to a 4.99% conversion limitation; 4) rank senior to ordinary shares in insolvency; and 5) solely for voting purposes vote 50 ordinary shares, for each preference share. The purpose of creating and issuing the preference shares is to enable Messrs. Deng and Huang to implement and carry out the Company’s business plan without obstruction.

As of December 31, 2021, there were 1,000,000 preferred shares issued and outstanding.

Treasury stock

The Company treats shares withheld for tax purposes on behalf of employees in connection with the vesting of restricted share grants as ordinary share repurchases because they reduce the number of shares that would have been issued upon vesting. During 2021, the Company withheld 115,514 shares of its ordinary share that were surrendered to the Company for withholding taxes related to restricted stock vesting for $1,094,859 based on fair value of the withheld shares on the vesting date.

Warrants

On April 1, 2021, the Company entered into an engagement letter with H.C. Wainwright. The Company agreed to issue and sell, in a private placement, an aggregate of $80,000,017 of securities, consisting of 13,490,728 ordinary shares of the Company, par value $.01 per share and warrants to purchase an aggregate of 10,118,046 ordinary shares at an exercise price of $7.91 per whole share, at a combined purchase price of $5.93 per share and accompanying warrant. Each Warrant will be exercisable immediately and will expire three and one-half years following the effective date of the resale registration statement registering the ordinary shares and warrant shares. On October 4, 2021, the Company closed the private placement with institutional investors.

In accordance with ASC 815, the Company determined that the warrants meet the conditions necessary to be classified as equity because the consideration is indexed to the Company’s own equity, there are no exercise contingencies based on an observable market not based on its stock or operations, settlement is consistent with a fixed-for-fixed equity instrument, the agreement contains an explicit number of shares and there are no cash payment provisions.

On October 4, 2021, the fair value of the warrants of $33.3 million were estimated using the Black-Scholes model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

As of October 4, 2021

Volatility	192.85%
Stock price	7.59
Expected life of the warrants to convert	3.81
Risk free rate	0.97%
Dividend yield	0.0%

As of December 31, 2021, the Company had 10,118,046 private placement warrants outstanding.